CONSOLIDATED STATEMENTS OF CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Preferred stock - SBLF	Dec. 31, 2013 Preferred stock - SBLF	Dec. 31, 2012 Preferred stock - SBLF
ASSETS:
Held-to-maturity securities at fair value	$ 43,359	$ 34,222
Shareholders' equity:
Preferred stock, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Preferred stock, liquidation preference			$ 1	$ 1	$ 1
Preferred stock, shares authorized (in shares)			13,000	13,000	13,000
Preferred stock, shares issued (in shares)			13,000	13,000	13,000
Preferred stock, shares outstanding (in shares)			13,000	13,000	13,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	2,979,969	2,979,969
Common stock, shares outstanding (in shares)	2,623,182	2,623,182
Treasury stock, shares (in shares)	356,787	356,787